Tax - Deferred tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of net deferred tax asset
At 1 January	£ 1,753	£ 1,951
Credit/(charge) to income statement	95	62
Credit/(charge) to other comprehensive income	(66)	(258)
Currency translation and other adjustments	(5)	(2)
At 31 December	1,777	1,753
Pension
Reconciliation of net deferred tax asset
At 1 January	(16)	(23)
Credit/(charge) to income statement	3	(1)
Credit/(charge) to other comprehensive income	(15)	8
Currency translation and other adjustments	(1)
At 31 December	(29)	(16)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	76	75
Credit/(charge) to income statement	85	1
At 31 December	161	76
Provisions
Reconciliation of net deferred tax asset
At 1 January	61	82
Credit/(charge) to income statement	16	(21)
At 31 December	77	61
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	538	805
Credit/(charge) to income statement	(57)	(16)
Credit/(charge) to other comprehensive income	(77)	(249)
Currency translation and other adjustments	(1)	(2)
At 31 December	403	538
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	1,019	952
Credit/(charge) to income statement	90	67
Currency translation and other adjustments	(3)
At 31 December	1,106	1,019
Other
Reconciliation of net deferred tax asset
At 1 January	75	60
Credit/(charge) to income statement	(42)	32
Credit/(charge) to other comprehensive income	26	(17)
At 31 December	£ 59	£ 75